Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share attributable to ordinary shareholders - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to ordinary shareholders – basic and diluted	$ (93,378)	$ (9,605)
Denominator:
Weighted average ordinary shares outstanding – basic and diluted	75,362,870	28,312,125
Net loss per ordinary share:
Basic and diluted	$ (1.24)	$ (0.34)